SHAREHOLDERS' EQUITY (Tables)	6 Months Ended
Jun. 30, 2015
SHAREHOLDERS' EQUITY [Abstract]
Schedule of Stock Option Activity
		Weighted average
	Number of options	Exercise price	Remaining contractual term (in years)	Aggregate intrinsic value

Outstanding at January 1, 2015	3,339,412	$8.85	2.93	$348
Granted	2,479,500	$3.48
Exercised	(6,400)	$2.00
Cancelled	(258,662)	$7.58
Forfeited	(798,813)	$8.23

Outstanding at June 30, 2015	4,755,037	$6.24	3.11	$91

Exercisable at June 30, 2015	1,297,717	$7.09	1.94	$66

Schedule of Restricted Stock Unit Activity
	Number of RSUs	Weighted average grant date fair value

Unvested at January 1, 2015	1,397,300	$12.45
Granted	-
Vested	(284,798)	$12.32
Cancelled	(316,982)	$12.07

Unvested at June 30, 2015	795,520	$12.64